10-K Fair value measurements and financial risk management - Schedule of fair value measurements (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value measurements and financial risk management
Investments, fair value		$ 0	$ 1,713,000
Contingent consideration liabilities	$ 3,047,000	3,358,000	6,147,000	$ 4,724,000
Fair value, net		3,358,000	7,860,000
Level 1
Fair value measurements and financial risk management
Investments, fair value		0	0
Contingent consideration liabilities	0	0	0
Fair value, net		0	0
Level 2
Fair value measurements and financial risk management
Investments, fair value		0	0
Contingent consideration liabilities	0	0	0
Fair value, net		0	0
Level 3
Fair value measurements and financial risk management
Investments, fair value		0	1,713,000
Contingent consideration liabilities	$ 3,047,000	3,358,000	6,147,000
Fair value, net		$ 3,358,000	$ 7,860,000